Finance income and costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance costs
Interest expense on bank borrowings	¥ (948)	¥ (4,105)	¥ (579)
Interest expense on other borrowings	(2,986)	(4,511)	(12,375)
Interest expense on lease liabilities	(4,783)	(5,858)	(8,681)
Finance costs	(8,717)	(14,474)	(21,635)
Finance income
Interest income on short-term bank deposits	404	78	155
Finance costs - net	¥ (8,313)	¥ (14,396)	¥ (21,480)